Fair Value Measurements - Additional Information (Detail)		3 Months Ended		5 Months Ended	9 Months Ended		12 Months Ended
	Sep. 21, 2020 USD ($)	Sep. 30, 2021 USD ($) $ / shares shares	Sep. 30, 2020 USD ($)	Dec. 31, 2020 USD ($) $ / shares shares	Sep. 30, 2021 USD ($) $ / shares shares	Sep. 30, 2020 USD ($)	Dec. 31, 2020 USD ($) $ / shares shares	Dec. 31, 2019 USD ($) $ / shares shares	Jul. 27, 2020 USD ($)	Dec. 31, 2018 USD ($)
Fair Value Disclosures [Line Items]
Change in fair value of derivative warrant liabilities		$ 2,949,000	$ (24,000)		$ 17,753,000	$ (78,000)	$ 1,296,000	$ 341,000
Series C-2 Redeemable Convertible Preferred Stock [Member] | Future Rights to Purchase C Two Redeemable Convertible Preferred Stock [Member] | Series C One Investors [Member]
Fair Value Disclosures [Line Items]
Temporary equity shares subscribed but not issued value				$ 79,999,000			$ 79,999,000	$ 79,999,000
Temporary equity shares subscribed but not issued shares | shares				27,137,000			27,137,000	27,137,000
Temporary equity issue price per share predetermined | $ / shares				$ 2.94797			$ 2.94797	$ 2.94797
Fair Value, Inputs, Level 1, 2 and 3 [Member]
Fair Value Disclosures [Line Items]
Transfers between levels 1 ,2 and 3							$ 0	$ 0
2018 Convertible Note Automatic Conversion Rights liability [Member]
Fair Value Disclosures [Line Items]
Threshold financing trigger for conversion of convertible notes payable										$ 10,000,000
Convertible Notes Payable [Member]
Fair Value Disclosures [Line Items]
Debt instrument face value										$ 6,518,000
ACON S2 Acquisition Corp [Member]
Fair Value Disclosures [Line Items]
Debt instrument face value									$ 300,000
Fair Value, Assets, Level 3 to Level 1 Transfers, Amount					0
Change in fair value of derivative warrant liabilities	$ 19,500,000	$ 2,232,690		$ 1,854,400	$ (1,137,350)
ACON S2 Acquisition Corp [Member] | Public Warrants [Member]
Fair Value Disclosures [Line Items]
Change in fair value of derivative warrant liability				$ 2,000,000.0
ACON S2 Acquisition Corp [Member] | Private Placement Warrant Holders
Fair Value Disclosures [Line Items]
Number of warrants agreed to forfeit subject to closer of proposed business combination | shares		583,333			583,333
Number of potential warrants agreed to forfeit subject to closer of proposed business combination | shares		583,333			583,333
Warrants forfeiture period subject to closer of proposed business combination					54 months
ACON S2 Acquisition Corp [Member] | Maximum [Member] | Private Placement Warrant Holders
Fair Value Disclosures [Line Items]
Threshold common stock price target to potential forfeiture of warrants | $ / shares		$ 15.00			$ 15.00
Threshold common stock price target to forfeiture of warrants | $ / shares		15.00			15.00
ACON S2 Acquisition Corp [Member] | Minimum [Member] | Private Placement Warrant Holders
Fair Value Disclosures [Line Items]
Threshold common stock price target to potential forfeiture of warrants | $ / shares		12.50			12.50
Threshold common stock price target to forfeiture of warrants | $ / shares		$ 12.50			$ 12.50
ACON S2 Acquisition Corp [Member] | Expected Dividend Payment
Fair Value Disclosures [Line Items]
Alternative Investment, Measurement Input		0			0
ACON S2 Acquisition Corp [Member] | Derivative Liabilities
Fair Value Disclosures [Line Items]
Change in fair value of derivative warrant liabilities		$ 2,200,000			$ 1,100,000